Components of deferred tax assets are as follows (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Components of deferred tax assets are as follows
Expected income tax benefit from NOL carry-forwards	$ 204,711	$ 32,331
Less valuation allowance	(204,711)	(32,331)
Deferred tax assets, net of valuation allowance	$ 0	$ 0